Share-Based Compensation (Tables)	12 Months Ended
May 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Options Granted and NES

The following table summarizes information regarding the share options granted:

Share options	Shares granted	Grant-date fair value	Exercise price
		US$	US$
Grant date:
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	12.19

Total	15,826,000

NES

The following table summarizes information regarding NES:

NES	Grant-date Shares granted	fair value and intrinsic value
		US$
Grant date:
January 24, 2008	2,720,000	12.75
March 11, 2008	152,000	14.00
July 1, 2008	278,500	13.75
Oct 28, 2008	3,200	12.65
May 15, 2009	205,548	12.75
June 15, 2009	316,200	15.13
May 26, 2010	556,848	21.75
June 10, 2011	811,020	25.11
July 23, 2012	1,956,935	12.19
May 27, 2013	208,590	20.33
July 19, 2013	19,830	22.80
July 23, 2014	209,650	21.01
September 29, 2014	24,020	22.32
February 5, 2015	600,000	18.52
July 9, 2015	486,330	22.69
October 19, 2015	60,000	22.45

Total	8,608,671

Summary of Share Options Activity under 2006 Share Incentive Plan

A summary of share options activity under 2006 Share Incentive Plan for years ended May 31, 2014, 2015 and 2016 was as follows:

	Weighted Number of options	Weighted average exercise prices	remaining contractual life	Aggregated intrinsic value
		US$	years	US$
Options outstanding at May 31, 2013	3,637,249	9.27	6.39	47,503

Granted	—	—
Exercised	(2,113,094)	8.37
Forfeited	(252,000)	12.19

Options outstanding at May 31, 2014	1,272,155	10.18	6.20	19,898

Granted	—	—
Exercised	(953,514)	11.81
Forfeited	—	—

Options outstanding at May 31, 2015	318,641	5.30	1.92	5,903

Granted	—	—
Exercised	(240,304)	5.03
Forfeited	—	—

Options outstanding at May 31, 2016	78,337	6.13	0.58	2,829

Options vested and expect to vest at May 31, 2016	78,337	6.13	0.58	2,829

Options exercisable at May 31, 2016	78,337	6.13	0.58	2,829

Summary of NES Activities under 2006 Share Incentive Plan

A summary of NES activities under 2006 Share Incentive Plan for the years ended May 31, 2014, 2015 and 2016 was as follows:

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$
NES outstanding at May 31, 2013	1,510,970	13.45
Granted	19,830	22.80
Vested	(810,052)	14.30
Forfeited	(100,818)	14.97

NES outstanding at May 31, 2014	619,930	12.39

Granted	833,670	19.26
Vested	(575,432)	15.44
Forfeited	(271,768)	13.23

NES outstanding at May 31, 2015	606,400	18.55

Granted	546,330	22.66
Vested	(712,330)	21.39
Forfeited	(40,400)	20.61

NES outstanding at May 31, 2016	400,000	18.91

NES vested and expect to vest at May 31, 2016	400,000	18.91